RELATED PARTY TRANSACTIONS - Private Placement Warrants (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Jul. 28, 2022 shares	Mar. 18, 2021 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares
Related Party Transaction [Line Items]
Exercise price of warrants (in dollars per share)			$ 11.50
Private Placement Warrants
Related Party Transaction [Line Items]
Warrant exercise period			30 days
Private Placement Warrants | Related Party
Related Party Transaction [Line Items]
Issued (in shares) | shares	5,933,333	5,933,333
Price per unit (in dollars per share)		$ 1.50
Consideration received | $		$ 8.9
Stock conversion ratio	1	1
Exercise price of warrants (in dollars per share)		$ 11.50
Warrant exercise period		30 days